Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 09, 2024 USD ($) shares $ / shares	Jan. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, we grant stock options to our employees, including our Named Executive Officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date. Prior to 2024, our annual refresh employee option grants were made at the annual meeting of stockholders. However, for 2024 and thereafter, the timing for annual grants was changed to be at the regularly scheduled meeting of the Compensation Committee occurring in the third fiscal quarter of each year, which provides management and the Compensation Committee two review cycles to assess employee performance: one at the time of merit increases in the first quarter of each year and the other at the time of annual grants in the third quarter of each year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. We also maintain a written CEO New Hire Stock Award Grant Delegation Policy, which provides that any grants made shall be granted effective on the first trading day of the calendar month following the later of (i) the date the option is approved by the Company’s Chief Executive Officer or (ii) the grantee’s service commencement date. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because new-hire awards are generally granted on or soon after a new hire’s employment start date and annual refresh employee option grants are typically approved in the third quarter at the regularly scheduled meeting of the Compensation Committee, the Compensation Committee generally does not take material nonpublic information (“MNPI”) into account when determining the timing of stock option grants. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately prior
to the disclosure of material
nonpublic information and
the trading day beginning
immediately following the
disclosure of material
nonpublic information
(f))

Clay B. Siegall, Ph.D. President, Chief Executive Officer and Director	8/9/2024	800,000	12.92	$7,991,424	4.72%
Kinney Horn Chief Business Officer	8/9/2024	130,000	12.92	$1,298,606	4.72%
Sandra G. Stoneman Chief Legal Officer	1/31/2024	200,000	16.57	$2,433,600	(1)
	8/9/2024	210,000	12.92	$2,097,749	4.72%

(1)
On February 1, 2024, we filed a Current Report on Form 8-K announcing the promotion of Max Rosett to Chief Financial Officer (the “CFO Announcement”), and, on February 6, 2024, we filed a Current Report on Form 8-K announcing our entering into a definitive agreement to acquire varegacestat and certain related assets from Ayala Pharmaceuticals, Inc. (the “Ayala Announcement”). The percentage change in the closing market price of our common stock underlying the option award between the trading day ending immediately prior to the disclosure of the CFO Announcement and Ayala Announcement and the trading day beginning immediately following such announcements was 1.69% and 47.63%, respectively. The Compensation Committee approved this grant to right-size Ms. Stoneman’s equity incentive compensation following the closing of the Merger, especially when compared to the holdings of the other executive officers, and to recognize her significant contributions to the Company.

Award Timing Method	From time to time, we grant stock options to our employees, including our Named Executive Officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date. Prior to 2024, our annual refresh employee option grants were made at the annual meeting of stockholders. However, for 2024 and thereafter, the timing for annual grants was changed to be at the regularly scheduled meeting of the Compensation Committee occurring in the third fiscal quarter of each year, which provides management and the Compensation Committee two review cycles to assess employee performance: one at the time of merit increases in the first quarter of each year and the other at the time of annual grants in the third quarter of each year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. We also maintain a written CEO New Hire Stock Award Grant Delegation Policy, which provides that any grants made shall be granted effective on the first trading day of the calendar month following the later of (i) the date the option is approved by the Company’s Chief Executive Officer or (ii) the grantee’s service commencement date. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because new-hire awards are generally granted on or soon after a new hire’s employment start date and annual refresh employee option grants are typically approved in the third quarter at the regularly scheduled meeting of the Compensation Committee, the Compensation Committee generally does not take material nonpublic information (“MNPI”) into account when determining the timing of stock option grants. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately prior
to the disclosure of material
nonpublic information and
the trading day beginning
immediately following the
disclosure of material
nonpublic information
(f))

Clay B. Siegall, Ph.D. President, Chief Executive Officer and Director	8/9/2024	800,000	12.92	$7,991,424	4.72%
Kinney Horn Chief Business Officer	8/9/2024	130,000	12.92	$1,298,606	4.72%
Sandra G. Stoneman Chief Legal Officer	1/31/2024	200,000	16.57	$2,433,600	(1)
	8/9/2024	210,000	12.92	$2,097,749	4.72%

(1)
On February 1, 2024, we filed a Current Report on Form 8-K announcing the promotion of Max Rosett to Chief Financial Officer (the “CFO Announcement”), and, on February 6, 2024, we filed a Current Report on Form 8-K announcing our entering into a definitive agreement to acquire varegacestat and certain related assets from Ayala Pharmaceuticals, Inc. (the “Ayala Announcement”). The percentage change in the closing market price of our common stock underlying the option award between the trading day ending immediately prior to the disclosure of the CFO Announcement and Ayala Announcement and the trading day beginning immediately following such announcements was 1.69% and 47.63%, respectively. The Compensation Committee approved this grant to right-size Ms. Stoneman’s equity incentive compensation following the closing of the Merger, especially when compared to the holdings of the other executive officers, and to recognize her significant contributions to the Company.

Clay B. Siegall, Ph.D [Member]
Awards Close in Time to MNPI Disclosures
Name		Clay B. Siegall, Ph.D.
Underlying Securities | shares		800,000
Exercise Price | $ / shares		$ 12.92
Fair Value as of Grant Date | $		$ 7,991,424
Underlying Security Market Price Change		0.0472
Kinney Horn [Member]
Awards Close in Time to MNPI Disclosures
Name		Kinney Horn
Underlying Securities | shares		130,000
Exercise Price | $ / shares		$ 12.92
Fair Value as of Grant Date | $		$ 1,298,606
Underlying Security Market Price Change		0.0472
Sandra G. Stoneman [Member]
Awards Close in Time to MNPI Disclosures
Name		Sandra G. Stoneman	Sandra G. Stoneman
Underlying Securities | shares		210,000	200,000
Exercise Price | $ / shares		$ 12.92	$ 16.57
Fair Value as of Grant Date | $		$ 2,097,749	$ 2,433,600
Underlying Security Market Price Change		0.0472